CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (119,294)	$ (132,099)	$ (363)	$ (95,856)	$ (1,185,738)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of revenue earning equipment	412,508	442,671	1,789,903	1,849,674	2,085,665
Depreciation of property and equipment	37,695	39,630	154,031	159,693	172,848
Amortization of other intangible assets	16,784	16,372	64,713	66,059	66,282
Amortization and write-off of deferred financing costs	44,025	15,000	70,825	57,471	70,193
Amortization of debt discount	9,969	7,614	20,968	27,742	17,908
Gain on debt buyback				(48,472)
Stock-based compensation charges	9,078	8,997	36,560	35,464	28,023
(Gain) loss on derivatives	(6,917)	9,838	10,810	(1,552)	22,938
Amortization and ineffectiveness of cash flow hedges		20,899	68,815	74,597	11,807
Provision for losses on doubtful accounts	6,362	5,087	19,667	27,951	31,068
Asset writedowns	742	676	20,448	36,063	93,211
Deferred taxes on income	(23,954)	29,040	(19,471)	117,374	(235,913)
Gain on sale of property and equipment	(2,317)	(409)	(5,740)	(1,072)	(9,602)
Impairment charges					1,168,900
Changes in assets and liabilities, net of effects of acquisition:
Receivables	(26,035)	(28,545)	(3,145)	34,539	46,887
Inventories, prepaid expenses and other assets	(48,145)	(8,978)	(61,871)	7,554	17,934
Accounts payable	28,813	48,868	118,011	(227,479)	108,530
Accrued liabilities	(171,911)	(129,347)	(53,457)	(181,452)	(54,223)
Accrued taxes	3,934	(56,486)	10,281	(201,902)	(101)
Public liability and property damage	(5,468)	(4,175)	(3,058)	(34,536)	(20,068)
Net cash provided by operating activities	165,869	279,320	2,237,927	1,701,860	2,436,549
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	20,611	139,905	160,516	368,721	(71,836)
Revenue earning equipment expenditures	(1,963,814)	(2,214,469)	(8,440,872)	(7,527,317)	(10,150,982)
Proceeds from disposal of revenue earning equipment	1,690,159	1,606,447	7,518,446	6,106,624	8,619,715
Property and equipment expenditures	(56,770)	(51,292)	(179,209)	(100,701)	(193,766)
Proceeds from disposal of property and equipment	14,451	6,683	38,905	23,697	68,515
Acquisitions, net of cash acquired	(9,774)		(47,571)	(76,419)	(70,920)
(Purchase) sale of short-term investments, net			3,491	(3,492)
Other investing activities	1,192	341	2,726	828	(488)
Net cash used in investing activities	(303,945)	(509,025)	(943,568)	(1,208,059)	(1,799,762)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,429,456	8,472	2,635,713	1,200,896	22,565
Payment of long-term debt	(3,138,875)	(262,593)	(2,954,233)	(1,149,876)	(860,515)
Short-term borrowings:
Proceeds	67,155	66,581	490,490	364,065	396,679
Payments	(225,302)	(79,279)	(970,949)	(351,773)	(374,333)
Proceeds (payments) under the revolving lines of credit, net	47,928	347,175	1,026,070	(1,126,099)	198,761
Distributions to noncontrolling interest		(2,975)	(18,200)	(15,050)	(24,150)
Capital invested by Hertz Global Holdings, Inc.				990,117
Loan with Hertz Global Holdings, Inc.	(9,016)	2	(6,173)	(7,186)	6,273
Proceeds from employee stock purchase plan	871	610	3,208	2,400
Excess tax benefits from exercise of stock options			(258)
Dividends paid			(23,000)
Payment of financing costs	(64,091)	(1,311)	(78,151)	(45,017)	(61,223)
Net cash provided by (used in) financing activities	(891,874)	76,682	104,517	(137,523)	(695,943)
Effect of foreign exchange rate changes on cash and cash equivalents	21,687	(32,687)	(10,337)	35,192	(76,540)
Net change in cash and cash equivalents during the period	(1,008,263)	(185,710)	1,388,539	391,470	(135,696)
Cash and cash equivalents at beginning of period	2,374,006	985,467	985,467	593,997	729,693
Cash and cash equivalents at end of period	1,365,743	799,757	2,374,006	985,467	593,997
Cash paid during the period for:
Interest (net of amounts capitalized)	205,817	173,284	508,183	622,615	764,539
Income taxes	11,555	24,564	50,688	31,321	33,408
Supplemental disclosures of non-cash flow information:
Purchases of revenue earning equipment included in accounts payable and other accrued liabilities	487,921	709,052	266,354	141,039	347,581
Sales of revenue earning equipment included in receivables	387,620	632,336	504,217	537,862	1,025,832
Purchases of property and equipment included in accounts payable	38,782	26,164	37,379	38,210	19,490
Sales of property and equipment included in receivables	$ 6,760	$ 6,271	$ 11,071	$ 5,229	$ 2,452